SHARE CAPITAL - Disclosure of detailed information about outstanding PSUs (Details) - PSUs	12 Months Ended			13 Months Ended
	Sep. 30, 2024 shares	[1]	Sep. 30, 2024 Share	Sep. 30, 2023 shares	[1]	Sep. 30, 2023 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance (in shares)			260,713
Granted (in shares)			911,213
Exercised (in shares)	(2,216)		(2,216)	(948)		(948)
Cancelled / Forfeited			(52,492)
Outstanding, Ending balance (in shares)			1,117,218			260,713

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.